Biological Assets	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about biological assets [abstract]
Biological Assets

Note 6 - Biological Assets:

(1)	Fair value hierarchy

The table hereunder presents the biological assets that are measured at fair value, using a valuation method according to the fair value levels.

	December 31, 2022
	Level 1	Level 2	Level 3	Total
	NIS thousands	NIS thousands	NIS thousands	NIS thousands
Biological Assets	-	-	6,365	6,365

	December 31, 2021
	Level 1	Level 2	Level 3	Total
	NIS thousands	NIS thousands	NIS thousands	NIS thousands
Biological Assets	-	-	5,566	5,566

As stated in Note 2F above, the Company measures biological assets (level 3), which are mostly comprised of medical cannabis plants and agricultural produce, at fair value less selling costs up to the point of harvest. This value serves as the cost basis of inventory after the harvest.

The Company’s biological assets are primarily comprised of medical cannabis seedlings and medical cannabis. Presented below are the changes in biological assets during the reporting period:

	2022	2021
	NIS in thousands
Balance as of January 1	5,566	3,153
Costs of growing medical cannabis plants	79,131	24,556
Change in fair value less selling costs	13,054	6,574
Transfer to inventory	(91,386)	(28,717)
Balance as of December 31	6,365	5,566

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 6 - Biological Assets (Cont.):

Disclosure regarding assumptions which were used to estimate the net fair value of biological assets

A.	below are the main assumptions used:

	31/12/2022	31/12/2021
Net growing area (in thousands of square meters)	10.5	10.5
Estimate net yield as of the reporting date (tons) (1)	1.9	1.6
Estimated net selling price (NIS per gram) (2)	17.4	17.4
Estimated growing cycle length (in weeks) (3)	13	13
Estimated growing cycle completion rate (in percent) (4)	28%	29%
Proportion of plants which do not reach the harvesting stage (5)	3%	8%

(1)	According to the number of seedlings as of the end of the reporting period
(2)	According to the price range of the Company’s existing products as of the end of the reporting period
(3)	In accordance with the Company’s experience, and according to the strains which exist as of the reporting date
(4)	By planting date vs. growing cycle length
(5)	According to the final product net weight

B.	Below is a sensitivity analysis on the fair value of the biological assets (in NIS thousands) in respect of a 10% increase in each of the following variables:

	31/12/2022	31/12/2021
Average selling price	769	673
Proportion of oil products	18	50
Proportion of plants which do not reach the harvesting	(20)	(445)